Leases (Tables)	6 Months Ended
Jun. 30, 2019
Leases [Abstract]
Schedule of Future Minimum Payments Under Non-cancelable Operating Leases

The Company’s future minimum payments under long-term non-cancelable operating leases are as follows:

As of June 30, 2019
(Unaudited)
Within 1 year	$278,879
After 1 year but within 5 years	348,569
Total lease payments	$627,448
Less: unrecognized lease obligations	(171,076)
Less: imputed interest	(30,807)
Total lease obligations	425,565
Less: current obligations	(151,310)
Long-term lease obligations	$274,255

Schedule of Other Operating Leases

Other information:

For the six months ended June 30, 2019
(Unaudited)
Cash paid for amounts included in the measurement of lease liabilities:	$
Operating cash flow from operating lease	68,086
Right-of-use assets obtained in exchange for operating lease liabilities	485,282
Remaining lease term for operating lease (years)	2.75
Weighted average discount rate for operating lease	4.75%